As filed with the Securities and Exchange Commission On February 1, 2012

Registration Nos. 33-49098

811-06719

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 81	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 82	☒

STERLING CAPITAL FUNDS

(Exact Name of Registrant as Specified in Charter)

434 Fayetteville Street Mall, Fifth Floor, Raleigh, NC 27601

(Address of principal executive offices)

Registrant’s telephone number, including Area Code:

(800) 228-1872

E.G. Purcell, III, President

Sterling Capital Funds

434 Fayetteville Street Mall, Fifth Floor

Raleigh, NC 27601

(Name and address of agent for service)

Copies of communications to:

Alan G. Priest, Esquire

Ropes & Gray LLP

One Metro Center, 700 12th Street, N.W., Suite 900

Washington, D.C. 20005

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(i)
☐	on , 2011 pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	on [ ] pursuant to paragraph (a)(ii)

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for post-effective amendment No. filed on [date].

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 81 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia on the 1st day of February, 2012.

STERLING CAPITAL FUNDS

/s/ E. G. Purcell, III
*E. G. Purcell, III President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 81 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ E.G. Purcell, III	President	February 1, 2012
*E. G. Purcell, III

/s/ James L. Roberts	Trustee	February 1, 2012
*James L. Roberts

/s/ Thomas W. Lambeth	Trustee	February 1, 2012
*Thomas W. Lambeth

/s/ James T. Gillespie	Treasurer	February 1, 2012
*James T. Gillespie

/s/ Douglas R. Van Scoy	Trustee	February 1, 2012
*Douglas R. Van Scoy

/s/ Drew T. Kagan	Trustee	February 1, 2012
*Drew T. Kagan

/s/ Laura C. Bingham	Trustee	February 1, 2012
*Laura C. Bingham

/s/ Alexander W. McAlister	Trustee	February 1, 2012
*Alexander W. McAlister

By:	/s/ Alan G. Priest
Alan G. Priest

*	By Alan G. Priest, Attorney-in-Fact, pursuant to powers of attorney filed herewith.

Exhibit Index

Exhibit No.	Description
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase